Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Income from operations	$ 285,434	$ 264,311	$ 800,788	$ 690,584
Ireland
Segment Reporting Information [Line Items]
Income from operations	155,265	121,343	400,377	298,567
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	54,733	56,705	147,873	138,959
U.S.
Segment Reporting Information [Line Items]
Income from operations	58,243	70,013	197,798	213,846
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 17,193	$ 16,250	$ 54,740	$ 39,212